Net Income Per Common Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
NET INCOME PER COMMON SHARE
NET INCOME PER COMMON SHARE

	2015	2014	2013
Basic
Average common shares outstanding	92,197,207	96,190,101	100,897,512

Net income	$1,053,849	$865,887	$752,561
Less net income allocated to unvested restricted shares	(4,462)	(4,892)	(4,596)
Net income allocated to common shares	$1,049,387	$860,995	$747,965
Net income per common share	$11.38	$8.95	$7.41

Diluted
Average common shares outstanding	92,197,207	96,190,101	100,897,512
Stock options and other contingently issuable shares (a)	1,826,885	1,885,334	2,151,359
Average common shares outstanding assuming dilution	94,024,092	98,075,435	103,048,871

Net income	$1,053,849	$865,887	$752,561
Less net income allocated to unvested restricted shares assuming dilution	(4,386)	(4,804)	(4,509)
Net income allocated to common shares assuming dilution	$1,049,463	$861,083	$748,052
Net income per common share	$11.16	$8.78	$7.26

(a)	Stock options and other contingently issuable shares excludes 34,463, 608,477 and 842,354 shares at December 31, 2015, 2014 and 2013, respectively, due to their anti-dilutive effect.
The Company has two classes of participating securities: common shares and restricted shares, representing 99% and 1% of outstanding shares, respectively. The restricted shares are shares of unvested restricted stock granted under the Company’s restricted stock award program. Unvested restricted shares granted prior to April 21, 2010 received non-forfeitable dividends. Accordingly, the shares are considered a participating security and the two-class method of calculating basic and diluted earnings per share is required. Effective April 21, 2010, the restricted stock award program was revised and dividends on performance-based restricted shares granted after this date are deferred and payment is contingent upon the awards vesting. Only the time-based restricted shares, which continue to receive non-forfeitable dividends, are considered a participating security. Basic and diluted earnings per share are calculated using the two-class method in accordance with the Earnings Per Share Topic of the ASC.